1
The Gabelli Multimedia Trust Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 89.1%
DISTRIBUTION COMPANIES  — 52.1%
Broadcasting  — 7.1%
10,000 Asahi Broadcasting Group Holdings Corp. $ 47,578
34,000 Beasley Broadcast Group Inc., Cl. A† .... 29,624
6,000 Chubu-Nippon Broadcasting Co. Ltd. ... 24,652
19,000 Cogeco Inc. ..................... 689,218
33,000 Corus Entertainment Inc., OTC, Cl. B .... 25,238
250,000 Corus Entertainment Inc., Toronto, Cl. B . 189,582
18,000 Fox Corp., Cl. A ................... 561,600
30,000 Fox Corp., Cl. B ................... 866,400
81,000 Grupo Radio Centro SAB de CV, Cl. A† .. 15,570
14,000 Informa plc ..................... 128,179
230,000 ITV plc ......................... 198,176
8,000 Liberty Broadband Corp., Cl. A† ....... 727,280
36,000 Liberty Broadband Corp., Cl. C† ....... 3,287,520
72,000 Liberty Media Corp.-Liberty SiriusXM† .. 1,833,120
19,000 Liberty Media Corp.-Liberty SiriusXM,
Cl. A† ........................ 483,550
68,566 Media Prima Berhad ............... 6,426
5,500 Nexstar Media Group Inc. ........... 788,535
7,000 Nippon Television Holdings Inc. ....... 70,824
4,000 NRJ Group ...................... 29,518
3,000 RTL Group SA ................... 103,082
100,000 Sinclair Inc. ..................... 1,122,000
33,000 TBS Holdings Inc. ................. 555,263
50,000 TEGNA Inc. ..................... 728,500
20,000 Television Broadcasts Ltd.† .......... 8,147
21,000 Television Francaise 1 SA ............ 160,855
240,000 TV Azteca SAB de CV† .............. 6,886
12,687,323
Business Services  — 0.9%
6,000 Carlisle Support Sevices Group Ltd.†(a) . 586
3,000 Fluent Inc.† ..................... 1,332
5,500 Impellam Group plc ................ 45,799
4,500 S&P Global Inc. .................. 1,644,345
1,692,062
Cable  — 8.9%
43,000 AMC Networks Inc., Cl. A† ........... 506,540
2,100 Charter Communications Inc., Cl. A† .... 923,622
35,000 Cogeco Communications Inc. ......... 1,620,063
117,000 Comcast Corp., Cl. A ............... 5,187,780
47,500 Liberty Global plc, Cl. A† ............ 813,200
148,000 Liberty Global plc, Cl. C† ............ 2,746,880
19,400 MultiChoice Group† ............... 75,863
82,500 Rogers Communications Inc., New York,
Cl. B ......................... 3,167,175
135,000 WideOpenWest Inc.† ............... 1,032,750
16,073,873
Shares
Market
Value
Computer Software and Services  — 0.2%
1,000 Sciplay Corp., Cl. A† ............... $ 22,770
19,000 SolarWinds Corp.† ................ 179,360
2,500 Tencent Holdings Ltd. .............. 97,753
299,883
Consumer Services  — 0.6%
59,000 Bollore SE ...................... 317,503
150 Cie de L'Odet SE .................. 217,899
9,500 IAC Inc.† ....................... 478,705
1,014,107
Diversified Industrial  — 0.6%
29,000 Bouygues SA .................... 1,016,080
6,000 Malaysian Resources Corp. Berhad ..... 588
1,016,668
Entertainment  — 15.2%
58,000 Atlanta Braves Holdings Inc., Cl. A† .... 2,266,060
121,571 Atlanta Braves Holdings Inc., Cl. C† .... 4,343,732
660,000 Grupo Televisa SAB, ADR ............ 2,013,000
9,500 Liberty Media Corp.-Liberty Formula One,
Cl. A† ........................ 537,130
30,000 Liberty Media Corp.-Liberty Formula One,
Cl. C† ........................ 1,869,000
5,092 Liberty Media Corp.-Liberty Live, Cl. A† .. 162,537
20,264 Liberty Media Corp.-Liberty Live, Cl. C† .. 650,474
4,000 M6 Metropole Television SA .......... 50,664
33,900 Madison Square Garden Entertainment
Corp.† ....................... 1,115,649
27,700 Madison Square Garden Sports Corp. ... 4,883,510
12,800 Naspers Ltd., Cl. N ................ 2,045,397
5,600 Netflix Inc.† ..................... 2,114,560
5,000 Pinterest Inc., Cl. A† ............... 135,150
8,000 Reading International Inc., Cl. A† ...... 16,960
7,700 Reading International Inc., Cl. B† ...... 133,210
2,200 Roku Inc.† ...................... 155,298
20,000 Sirius XM Holdings Inc. ............. 90,400
45,000 Sphere Entertainment Co.† .......... 1,672,200
12,000 Take-Two Interactive Software Inc.† .... 1,684,680
17,000 TKO Group Holdings Inc. ............ 1,429,020
27,368,631
Equipment  — 2.0%
6,500 Amphenol Corp., Cl. A .............. 545,935
48,500 Corning Inc. ..................... 1,477,795
35,000 Flex Ltd.† ....................... 944,300
5,000 QUALCOMM Inc. ................. 555,300
3,523,330
Financial Services  — 0.5%
4,200 Jardine Matheson Holdings Ltd. ....... 194,964
34,500 Kinnevik AB, Cl. A† ................ 347,982
18,000 Kinnevik AB, Cl. B† ................ 179,909

The Gabelli Multimedia Trust Inc.
Schedule of Investments (Continued) — September 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
DISTRIBUTION COMPANIES (Continued)
Financial Services (Continued)
95,000 Orascom Financial Holding SAE† ...... $ 885
2,200 PayPal Holdings Inc.† .............. 128,612
32,750 Waterloo Investment Holdings Ltd.†(a) .. 16,375
868,727
Food and Beverage  — 0.4%
2,400 Pernod Ricard SA ................. 400,529
2,500 Remy Cointreau SA ................ 305,677
706,206
Information Technology  — 0.3%
17,873 Prosus NV† ..................... 527,574
Real Estate  — 1.6%
16,000 American Tower Corp., REIT .......... 2,631,200
3,000 Crown Castle Inc., REIT ............. 276,090
15,000 Midway Investments†(a) ............ 183
2,907,473
Retail  — 0.3%
4,000 Amazon.com Inc.† ................ 508,480
1,000 Best Buy Co. Inc. ................. 69,470
250 Meituan, Cl. B† ................... 3,659
14,000 Qurate Retail Inc., Cl. A† ............ 8,492
590,101
Satellite  — 1.2%
100,000 DISH Network Corp., Cl. A† .......... 586,000
52,000 EchoStar Corp., Cl. A† .............. 871,000
10,000 Iridium Communications Inc. ......... 454,900
250,000 PT Indosat Tbk ................... 158,929
3,000 SKY Perfect JSAT Holdings Inc. ....... 14,033
2,084,862
Telecommunications  — 0.1%
34,000 Eurotelesites AG† ................. 148,819
42,000 GCI Liberty Inc., Escrow† ........... 0
148,819
Telecommunications: Long Distance  — 1.5%
15,000 BCE Inc. ........................ 572,612
147,000 Telesat Corp.† ................... 2,102,100
2,400 Telstra Group Ltd., ADR ............. 29,736
4,203 TIM SA, ADR .................... 62,625
2,767,073
Telecommunications: National  — 5.4%
21,000 Deutsche Telekom AG .............. 441,114
54,000 Deutsche Telekom AG, ADR .......... 1,131,840
11,500 Elisa Oyj ....................... 533,631
1,500 Freenet AG ...................... 35,175
Shares
Market
Value
3,605 Hellenic Telecommunications Organization
SA .......................... $ 52,673
5,600 Itissalat Al-Maghrib ................ 55,950
50,000 Koninklijke KPN NV ................ 164,878
82,000 Liberty Latin America Ltd., Cl. A† ...... 669,120
20,000 Lumen Technologies Inc.† ........... 28,400
1,000 Magyar Telekom Telecommunications plc,
ADR ......................... 7,390
205,000 Megacable Holdings SAB de CV ....... 452,876
500,000 Nippon Telegraph & Telephone Corp. .... 590,873
5,000 Oi SA, ADR† ..................... 2
9,000 Orange SA, ADR .................. 103,410
22,000 PLDT Inc., ADR .................. 454,520
6,000 Rostelecom PJSC, ADR†(a) .......... 0
22,000 Shenandoah Telecommunications Co. ... 453,420
55,000 Sitios Latinoamerica SAB de CV† ...... 21,902
20,000 Swisscom AG, ADR ................ 1,186,800
10,000 Telecom Argentina SA, ADR .......... 47,900
55,000 Telecom Italia SpA† ................ 17,218
21,000 Telefonica Brasil SA, ADR ........... 179,550
195,000 Telefonica SA, ADR ................ 793,650
136,000 Telekom Austria AG ................ 948,988
15,172 Telia Co. AB ..................... 31,342
6,000 Telkom Indonesia Persero Tbk PT, ADR .. 144,600
5,000 VEON Ltd., ADR† ................. 97,500
25,000 Verizon Communications Inc. ......... 810,250
32,000 Vodafone Group plc, ADR ........... 303,360
9,758,332
Telecommunications: Regional  — 1.8%
69,000 Orange Belgium SA† ............... 1,002,336
50,000 Telephone and Data Systems Inc. ...... 915,500
80,000 TELUS Corp. .................... 1,307,200
3,225,036
Wireless Communications  — 3.5%
3,500 Altice USA Inc., Cl. A† .............. 11,445
52,500 America Movil SAB de CV, ADR ....... 909,300
17,500 Anterix Inc.† ..................... 549,150
389,058 Jasmine International PCL†(a) ........ 22,224
18,500 Millicom International Cellular SA, SDR† . 287,434
55,000 Operadora De Sites Mexicanos SAB de CV 45,414
19,000 Orascom Investment Holding, GDR† .... 266
20,500 SK Telecom Co. Ltd., ADR ........... 439,930
19,500 T-Mobile US Inc.† ................. 2,730,975
30,000 Turkcell Iletisim Hizmetleri A/S, ADR† ... 141,900
25,000 United States Cellular Corp.† ......... 1,074,250
6,212,288
TOTAL DISTRIBUTION COMPANIES ... 93,472,368

The Gabelli Multimedia Trust Inc.
Schedule of Investments (Continued) — September 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
COPYRIGHT/CREATIVITY COMPANIES  — 37.0%
Business Services  — 0.1%
1,800 Light & Wonder Inc.† .............. $ 128,394
Business Services: Advertising  — 1.7%
1,000 Boston Omaha Corp., Cl. A† .......... 16,390
145,000 Clear Channel Outdoor Holdings Inc.† ... 229,100
30,000 comScore Inc.† .................. 18,417
21,000 JCDecaux SE† ................... 355,680
25,400 Lamar Advertising Co., Cl. A, REIT ..... 2,120,138
10,820 Magnite Inc.† .................... 81,583
1,500 Publicis Groupe SA ................ 113,802
4,000 Ströeer SE & Co. KGaA ............. 178,041
3,113,151
Computer Hardware  — 1.7%
17,500 Apple Inc. ...................... 2,996,175
Computer Software and Services  — 7.7%
1,000 Activision Blizzard Inc. .............. 93,630
49,000 Alphabet Inc., Cl. A† ............... 6,412,140
25,500 eBay Inc. ....................... 1,124,295
13,300 Meta Platforms Inc., Cl. A† .......... 3,992,793
7,000 Microsoft Corp. .................. 2,210,250
300 Red Violet Inc.† .................. 6,003
13,839,111
Consumer Products  — 1.6%
10,000 Johnson Outdoors Inc., Cl. A ......... 546,900
12,000 Nintendo Co. Ltd. ................. 500,268
183,000 Nintendo Co. Ltd., ADR ............. 1,894,050
2,941,218
Consumer Services  — 0.0%
3,000 Peloton Interactive Inc., Cl. A† ........ 15,150
Electronics  — 6.4%
6,000 IMAX Corp.† .................... 115,920
14,000 Intel Corp. ...................... 497,700
3,665 Koninklijke Philips NV† ............. 73,080
10,000 Resideo Technologies Inc.† .......... 158,000
129,200 Sony Group Corp., ADR ............. 10,647,372
11,492,072
Entertainment  — 10.0%
7,000 Capcom Co. Ltd. .................. 252,242
79,200 GMM Grammy Public Co. Ltd.† ....... 19,902
15,000 Lions Gate Entertainment Corp., Cl. A† .. 127,200
6,000 Lions Gate Entertainment Corp., Cl. B† .. 47,220
3,000 Live Nation Entertainment Inc.† ....... 249,120
46,000 Manchester United plc, Cl. A† ......... 910,340
85,000 Paramount Global, Cl. A ............. 1,342,150
65,000 Paramount Global, Cl. B ............. 838,500
Shares
Market
Value
16,000 Reservoir Media Inc.† .............. $ 97,600
3,900 Spotify Technology SA† ............. 603,096
7,000 Square Enix Holdings Co. Ltd. ........ 240,063
17,176 STV Group plc ................... 37,826
105,000 Tencent Music Entertainment Group, ADR† 669,900
34,000 The Marcus Corp. ................. 527,000
25,000 The Walt Disney Co.† .............. 2,026,250
20,000 Ubisoft Entertainment SA† ........... 650,420
29,800 Universal Entertainment Corp. ........ 439,901
73,000 Universal Music Group NV ........... 1,908,643
345,000 Vivendi SE ...................... 3,025,976
255,000 Warner Bros Discovery Inc.† ......... 2,769,300
34,500 Warner Music Group Corp., Cl. A ...... 1,083,300
17,865,949
Hotels and Gaming  — 5.6%
18,000 Boyd Gaming Corp. ................ 1,094,940
14,500 Caesars Entertainment Inc.† .......... 672,075
1,400 Churchill Downs Inc. ............... 162,456
67,000 Entain plc ....................... 762,533
1,000 Flutter Entertainment plc† ........... 163,371
30,000 Full House Resorts Inc.† ............ 128,100
20,000 Golden Entertainment Inc. ........... 683,600
4,200 Greek Organization of Football Prognostics
SA .......................... 70,426
53,000 International Game Technology plc ..... 1,606,960
100,000 Mandarin Oriental International Ltd. .... 170,500
25,000 Melco Resorts & Entertainment Ltd., ADR† 247,250
20,000 MGM China Holdings Ltd.† .......... 26,153
22,000 MGM Resorts International .......... 808,720
4,000 Penn Entertainment Inc.† ............ 91,800
25,000 Ryman Hospitality Properties Inc., REIT . 2,082,000
13,500 Wynn Resorts Ltd. ................ 1,247,535
10,018,419
Publishing  — 1.6%
17,000 Arnoldo Mondadori Editore SpA ....... 38,463
974,000 Bangkok Post plc† ................ 29,424
2,800 Graham Holdings Co., Cl. B .......... 1,632,400
18,000 Lee Enterprises Inc.† ............... 192,780
1,000,000 Nation Group Thailand Public Co. Ltd.†(a) 2,471
28,000 News Corp., Cl. A ................. 561,680
5,500 News Corp., Cl. B ................. 114,785
6,779 Novus Holdings Ltd.† .............. 1,486
8,718 Super Turtle Public Co. Ltd.† ......... 1,772
45,000 The E.W. Scripps Co., Cl. A† .......... 246,600
1,000 Wolters Kluwer NV ................ 121,214
2,943,075
Real Estate  — 0.6%
600 Equinix Inc., REIT ................. 435,756

The Gabelli Multimedia Trust Inc.
Schedule of Investments (Continued) — September 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
COPYRIGHT/CREATIVITY COMPANIES (Continued)
Real Estate (Continued)
57,500 Outfront Media Inc., REIT ........... $ 580,750
1,016,506
TOTAL COPYRIGHT/CREATIVITY
COMPANIES .................. 66,369,220
TOTAL COMMON STOCKS ......... 159,841,588
CLOSED-END FUNDS  — 0.0%
8,000 Altaba Inc., Escrow† ............... 18,720
PREFERRED STOCKS  — 0.3%
DISTRIBUTION COMPANIES  — 0.3%
Broadcasting  — 0.1%
6,000 Liberty Broadband Corp., Ser. A, 7.000% . 135,600
Retail  — 0.2%
15,000 Qurate Retail Inc., 8.000%, 03/15/31 .... 429,750
TOTAL DISTRIBUTION COMPANIES ... 565,350
TOTAL PREFERRED STOCKS ........ 565,350
WARRANTS  — 0.0%
DISTRIBUTION COMPANIES  — 0.0%
Real Estate  — 0.0%
600 Malaysian Resources Corp. Berhad, expire
10/29/27† ..................... 13
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 10.6%
$ 19,205,000 U.S. Treasury Bills,
5.293% to 5.459%††, 11/02/23 to
03/14/24 ...................... 18,974,655
TOTAL INVESTMENTS — 100.0% ....
(Cost $183,231,879) ............. $ 179,400,326
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
GDR Global Depositary Receipt
REIT Real Estate Investment Trust
SDR Swedish Depositary Receipt
Geographic Diversification
% of Total
Investments
Market
Value
North America ...................... 73.3% $ 131,410,455
Europe .............................. 13.4 24,032,646
Japan ............................... 8.5 15,277,117
Latin America ....................... 2.1 3,797,553
Asia/Pacific ......................... 1.5 2,702,708
South Africa ......................... 1.2 2,122,746
Africa/Middle East ................... 0.0 * 57,101
Total Investments ................... 100.0% $ 179,400,326
* Amount represents less than 0.05%.